Other Comprehensive Income (Tables)	3 Months Ended
Jun. 30, 2015
Other Comprehensive Income (Tables) [Abstract]
Other Comprehensive Income Rollforward [Text Block]
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2013	$(121,856)	$(141,987)	$(286,744)	$(550,587)	$825	$(549,762)
Other comprehensive income (loss) before reclassifications	(2,057)	-	(9,535)	(11,592)	249	(11,343)
Amounts reclassified from AOCI	12,146	5,489	-	17,635	-	17,635
Other comprehensive income (loss) after reclassifications	10,089	5,489	(9,535)	6,043	249	6,292
Balance at June 30, 2014	$(111,767)	$(136,498)	$(296,279)	$(544,544)	$1,074	$(543,470)

Balance at December 31, 2014	$(103,277)	$(282,019)	$(702,447)	$(1,087,743)	$(5,261)	$(1,093,004)
Other comprehensive income (loss) before reclassifications	183	-	(105,548)	(105,365)	(3,087)	(108,452)
Amounts reclassified from AOCI	19,528	10,896	-	30,424	-	30,424
Other comprehensive income (loss) after reclassifications	19,711	10,896	(105,548)	(74,941)	(3,087)	(78,028)
Balance at June 30, 2015	$(83,566)	$(271,123)	$(807,995)	$(1,162,684)	$(8,348)	$(1,171,032)

Other Comprehensive Income Reclassifications [Text Block]
Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	2015	2014
(Gain) Loss related to cash flow hedges
Interest rate contracts	$14,255	$14,680	Interest income/expense
Foreign exchange contracts	12,568	2,295	Costs of Revenue
	26,823	16,975	Total before tax
	(7,295)	(4,829)	Tax expense or benefit
	$19,528	$12,146	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	17,335	8,709	(1)
	17,335	8,709	Total before tax
	(6,439)	(3,220)	Tax expense or benefit
	$10,896	$5,489	Net of tax
Total reclassifications for the period	$30,424	$17,635	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).